GUARANTOR FINANCIAL INFORMATION - Condensed Consolidating Statement of Income and Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended																	9 Months Ended			12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Sep. 30, 2013		Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 339.4	$ 391.3		$ 347.0		$ 357.1		$ 330.7		$ 359.8		$ 337.2		$ 351.2		$ 333.2		$ 1,021.4		$ 1,034.8	$ 1,426.1		$ 1,381.4		$ 1,321.4
Cost of sales	123.8			127.0														365.5		367.1	506.5		492.6		455.3
Gross profit	215.6	251.9		220.0		232.7		215.0		225.5		214.1		229.3		219.9		655.9		667.7	919.6		888.8		866.1
Selling, general and administrative expenses	174.4			174.7														500.0		524.4	690.9		678.1		659.3
Restructuring charges and other, net	(1.5)			21.0														1.8		21.0	20.7		0		(0.3)
Operating income	42.7			24.3														154.1		122.3	208.0		210.7		207.1
Other expenses (income), net:
Interest expense	17.8			21.4														55.5		64.1	85.3		91.1		96.7
Amortization of debt issuance costs	0.8			0.9														2.2		2.6	3.4		3.7		4.5
Loss on early extinguishment of debt	0.2			0														28.1		0	0		11.2		9.7
Foreign currency (gains) losses, net	0.4			(0.1)														2.9		2.0	2.7		4.4		6.3
Miscellaneous, net	0.5			0.1														0.5		0.4	1.0		1.5		1.2
Other (income) expenses, net	19.7			22.3														89.2		69.1	92.4		111.9		118.4
Income (loss) from continuing operations before income taxes	23.0			2.0														64.9		53.2	115.6		98.8		88.7
Provision for (benefit from) income taxes	13.0			12.0														32.4		33.1	44.8		35.4		(235.3)
Income (loss) from continuing operations	10.0	50.7	[1],[2]	(10.0)	[1],[2]	20.1	[1],[2]	10.0	[1],[2]	38.9	[3]	5.3	[3]	7.2	[3]	12.0	[3]	32.5		20.1	70.8		63.4		324.0
Income from discontinued operations, net of taxes	0	0		0		0.4		0						0.6				0.3		0.4	0.4		0.6		0.3
Net income	10.0	50.7	[1],[2]	(10.0)	[1],[2]	20.5	[1],[2]	10.0	[1],[2]	38.9	[3]	5.3	[3]	7.8	[3]	12.0	[3]	32.8		20.5	71.2		64.0		324.3
Other comprehensive (loss) income	3.1			(0.1)														2.2	[4]	7.8	(7.3)	[5]	(50.6)	[5]	7.6	[5]
Total comprehensive income	13.1			(10.1)														35.0		28.3	63.9		13.4		331.9
Products Corporation [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	229.4			221.1														713.5		680.7	929.9		883.7		854.2
Cost of sales	106.2			101.8														325.5		309.4	418.6		399.8		367.8
Gross profit	123.2			119.3														388.0		371.3	511.3		483.9		486.4
Selling, general and administrative expenses	106.7			100.0														318.1		303.1	397.2		391.9		399.6
Restructuring charges and other, net	0			1.2														0		1.2	1.2				(0.2)
Operating income	16.5			18.1														69.9		67.0	112.9		92.0		87.0
Other expenses (income), net:
Intercompany interest, net	0.2			0.2														0.7		0.7	0.8		0.1		(0.1)
Interest expense	16.0			19.6														50.3		58.9	78.4		84.2		89.9
Amortization of debt issuance costs	0.8			0.9														2.2		2.6	3.4		3.7		4.5
Loss on early extinguishment of debt	0.2																	28.1					11.2		9.7
Foreign currency (gains) losses, net	(1.5)			(1.1)														2.5		(1.0)	(0.4)		(1.5)		(4.6)
Miscellaneous, net	(10.9)			(27.2)														(49.4)		(60.3)	(70.1)		(47.9)		(46.9)
Other (income) expenses, net	4.8			(7.6)														34.4		0.9	12.1		49.8		52.5
Income (loss) from continuing operations before income taxes	11.7			25.7														35.5		66.1	100.8		42.2		34.5
Provision for (benefit from) income taxes	10.9			6.4														27.3		21.9	25.0		26.8		(255.8)
Income (loss) from continuing operations	0.8			19.3														8.2		44.2	75.8		15.4		290.3
Income from discontinued operations, net of taxes	0																	0.3		0.4	0.4		0.6		0.3
Equity in income (loss) of subsidiaries	9.2			(29.3)														24.3		(24.1)	(5.0)		48.0		33.7
Net income	10.0			(10.0)														32.8		20.5	71.2		64.0		324.3
Other comprehensive (loss) income	3.1			(0.1)														2.2		7.8	(7.3)		(50.6)		7.6
Total comprehensive income	13.1			(10.1)														35.0		28.3	63.9		13.4		331.9
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	25.3			34.0														63.6		83.0	113.6		95.2		69.4
Cost of sales	12.6			15.6														30.2		38.1	53.7		45.0		32.0
Gross profit	12.7			18.4														33.4		44.9	59.9		50.2		37.4
Selling, general and administrative expenses	9.4			13.0														28.3		35.0	47.3		40.6		32.5
Restructuring charges and other, net	0.1			0.5														0.3		0.5	0.7
Operating income	3.2			4.9														4.8		9.4	11.9		9.6		4.9
Other expenses (income), net:
Intercompany interest, net	(0.1)			(0.3)														(0.5)		(0.7)	(0.8)		(1.0)		(1.1)
Interest expense	0.1			0.2														0.2		0.3	0.3		0.3		0.3
Amortization of debt issuance costs	0			0														0		0
Loss on early extinguishment of debt	0																	0
Foreign currency (gains) losses, net	0.5			0.1														0.4		0.3	0.5		0.5		(0.3)
Miscellaneous, net	(5.8)			13.7														5.2		7.5	6.8		(1.9)		2.9
Other (income) expenses, net	(5.3)			13.7														5.3		7.4	6.8		(2.1)		1.8
Income (loss) from continuing operations before income taxes	8.5			(8.8)														(0.5)		2.0	5.1		11.7		3.1
Provision for (benefit from) income taxes	0.4			2.3														(2.0)		5.1	8.9		3.2		4.1
Income (loss) from continuing operations	8.1			(11.1)														1.5		(3.1)	(3.8)		8.5		(1.0)
Income from discontinued operations, net of taxes	0																	0		0
Equity in income (loss) of subsidiaries	2.2			(25.2)														19.7		(25.7)	(11.9)		10.8		18.5
Net income	10.3			(36.3)														21.2		(28.8)	(15.7)		19.3		17.5
Other comprehensive (loss) income	(1.4)			(2.8)														9.8		2.7	10.6		(6.3)		(7.9)
Total comprehensive income	8.9			(39.1)														31.0		(26.1)	(5.1)		13.0		9.6
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	133.2			141.3														390.6		417.5	576.1		574.9		546.1
Cost of sales	53.5			59.0														156.1		166.0	227.7		220.2		203.8
Gross profit	79.7			82.3														234.5		251.5	348.4		354.7		342.3
Selling, general and administrative expenses	58.3			61.7														153.6		186.3	246.4		245.6		227.2
Restructuring charges and other, net	(1.6)			19.3														1.5		19.3	18.8				(0.1)
Operating income	23.0			1.3														79.4		45.9	83.2		109.1		115.2
Other expenses (income), net:
Intercompany interest, net	1.5			1.6														4.5		4.6	6.2		7.1		7.4
Interest expense	0.1			0.1														0.3		0.3	0.4		0.4		0.3
Amortization of debt issuance costs	0			0														0		0
Loss on early extinguishment of debt	0																	0
Foreign currency (gains) losses, net	1.4			0.9														0		2.7	2.6		5.4		11.2
Miscellaneous, net	17.2			13.6														44.7		53.2	64.3		51.3		45.2
Other (income) expenses, net	20.2			16.2														49.5		60.8	73.5		64.2		64.1
Income (loss) from continuing operations before income taxes	2.8			(14.9)														29.9		(14.9)	9.7		44.9		51.1
Provision for (benefit from) income taxes	1.7			3.3														7.1		6.1	10.9		5.4		16.4
Income (loss) from continuing operations	1.1			(18.2)														22.8		(21.0)	(1.2)		39.5		34.7
Income from discontinued operations, net of taxes	0																	0		0
Equity in income (loss) of subsidiaries	0			0														0		0
Net income	1.1			(18.2)														22.8		(21.0)	(1.2)		39.5		34.7
Other comprehensive (loss) income	(1.2)			(3.4)														4.0		1.9	12.8		(14.3)		(7.7)
Total comprehensive income	(0.1)			(21.6)														26.8		(19.1)	11.6		25.2		27.0
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	(48.5)			(49.4)														(146.3)		(146.4)	(193.5)		(172.4)		(148.3)
Cost of sales	(48.5)			(49.4)														(146.3)		(146.4)	(193.5)		(172.4)		(148.3)
Gross profit	0			0														0		0
Selling, general and administrative expenses	0			0														0		0
Restructuring charges and other, net	0			0														0		0
Operating income	0			0														0		0
Other expenses (income), net:
Intercompany interest, net	0			0														0		0
Interest expense	0			0														0		0
Amortization of debt issuance costs	0			0														0		0
Loss on early extinguishment of debt	0																	0
Foreign currency (gains) losses, net	0			0														0		0
Miscellaneous, net	0			0														0		0
Other (income) expenses, net	0			0														0		0
Income (loss) from continuing operations before income taxes	0			0														0		0
Provision for (benefit from) income taxes	0			0														0		0
Income (loss) from continuing operations	0			0														0		0
Income from discontinued operations, net of taxes	0																	0		0
Equity in income (loss) of subsidiaries	(11.4)			54.5														(44.0)		49.8	16.9		(58.8)		(52.2)
Net income	(11.4)			54.5														(44.0)		49.8	16.9		(58.8)		(52.2)
Other comprehensive (loss) income	2.6			6.2														(13.8)		(4.6)	(23.4)		20.6		15.6
Total comprehensive income	(8.8)			60.7														(57.8)		45.2	(6.5)		(38.2)		(36.6)
Consolidated [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	339.4			347.0														1,021.4		1,034.8	1,426.1		1,381.4		1,321.4
Cost of sales	123.8			127.0														365.5		367.1	506.5		492.6		455.3
Gross profit	215.6			220.0														655.9		667.7	919.6		888.8		866.1
Selling, general and administrative expenses	174.4			174.7														500.0		524.4	690.9		678.1		659.3
Restructuring charges and other, net	(1.5)			21.0														1.8		21.0	20.7				(0.3)
Operating income	42.7			24.3														154.1		122.3	208.0		210.7		207.1
Other expenses (income), net:
Intercompany interest, net	1.6			1.5														4.7		4.6	6.2		6.2		6.2
Interest expense	16.2			19.9														50.8		59.5	79.1		84.9		90.5
Amortization of debt issuance costs	0.8			0.9														2.2		2.6	3.4		3.7		4.5
Loss on early extinguishment of debt	0.2																	28.1					11.2		9.7
Foreign currency (gains) losses, net	0.4			(0.1)														2.9		2.0	2.7		4.4		6.3
Miscellaneous, net	0.5			0.1														0.5		0.4	1.0		1.5		1.2
Other (income) expenses, net	19.7			22.3														89.2		69.1	92.4		111.9		118.4
Income (loss) from continuing operations before income taxes	23.0			2.0														64.9		53.2	115.6		98.8		88.7
Provision for (benefit from) income taxes	13.0			12.0														32.4		33.1	44.8		35.4		(235.3)
Income (loss) from continuing operations	10.0			(10.0)														32.5		20.1	70.8		63.4		324.0
Income from discontinued operations, net of taxes	0																	0.3		0.4	0.4		0.6		0.3
Equity in income (loss) of subsidiaries	0			0														0		0
Net income	10.0			(10.0)														32.8		20.5	71.2		64.0		324.3
Other comprehensive (loss) income	3.1			(0.1)														2.2		7.8	(7.3)		(50.6)		7.6
Total comprehensive income	$ 13.1			$ (10.1)														$ 35.0		$ 28.3	$ 63.9		$ 13.4		$ 331.9

[1]	Loss from continuing operations and net loss for the third quarter of 2012 were unfavorably impacted by $24.1 million in restructuring and related charges recorded as a result of the September 2012 Program (See Note 3, "Restructuring Charges").
[2]	Income from continuing operations and net income for the fourth quarter of 2012 were favorably impacted by an increase in net income driven by a non-cash benefit of $15.8 million related to the reduction of the Company's deferred tax valuation allowance on its net deferred tax assets for certain jurisdictions in the U.S. at December 31, 2012, as a result of the Company's improved earnings trends and cumulative taxable income in those jurisdictions, which is reflected in the provision for income taxes (See Note 13, "Income Taxes").
[3]	Income from continuing operations and net income for the fourth quarter of 2011 were favorably impacted by an increase in net income driven by a non-cash benefit of $16.9 million related to the reduction of the Company's deferred tax valuation allowance on its net deferred tax assets for certain jurisdictions outside the U.S. at December 31, 2011 as a result of the Company's improved earnings trends and cumulative taxable income in those jurisdictions. (See Note 13, "Income Taxes").
[4]	See Note 7, "Accumulated Other Comprehensive Loss," regarding the changes in the accumulated balances for each component of other comprehensive income during the first nine months of 2013.
[5]	See Note 16, "Accumulated Other Comprehensive Loss," regarding the changes in the accumulated balances for each component of accumulated other comprehensive loss during the years ended December 31, 2012, 2011 and 2010.